Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue
Schedule of disaggregation of revenue

In EUR	2020	2019	2018
Display Solutions	127,119,437	113,358,812	150,315,353
Full Service Model	108,255,662	104,534,027	148,118,965
Consignment Model	16,827,626	6,500,740	2,196,388
R&D Engineering Services	2,036,149	2,324,045	—
Sensor Technologies	25,470,878	23,872,523	21,363,541
Total	152,590,315	137,231,335	171,678,894

Schedule of contract balances

			January 1,
In EUR	2020	2019	2019
Trade accounts receivables (see Note 9)	26,377,820	25,224,456	28,348,708
Contract liabilities	190,154	334,123	38,427
Contract assets	—	715,962	—
Contract fulfilment cost assets	237,347	—	—

Schedule of contract liabilities

Contract
In EUR	Liabilities
Balance at January 1, 2019	38,427
Deferred during the year	334,123
Recognized as revenue during the year	(38,427)
Balance at December 31, 2019	334,123
Deferred during the year	190,154
Recognized as revenue during the year	(334,123)
Balance at December 31, 2020	190,154